DEPOSITS FOR NON-CURRENT ASSETS - Schedule of Deposits for Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Deposits for purchases of property, plant and equipment	¥ 8,932	$ 1,295	¥ 224,866
Deposits	¥ 8,932	$ 1,295	¥ 224,866